Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity (Details) (Investor Warrant Activity [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 19, 2013
Class of Warrants or Right Outstanding and Exercisable, Number, Beginning of Period		30,630,867
Class of Warrants or Right Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years), Beginning of Period		1 year 6 months 7 days
Class of Warrants or Right Outstanding, Number of Shares Granted in Period	0	18,484,901
Class of Warrants or Right Outstanding, Grants in Period, Exercise Price	$ 0
Class of Warrants or Right Outstanding, Grants in Period, Weighted Average Remaining Contractual Life (Years)	0 years	3 years 18 days
Class of Warrants or Right Outstanding, Number of Shares Forfeited/Expired		(50,000)
Class of Warrants or Right Outstanding, Forfeited/Expired, Exercise Price		$ 0.75
Class of Warrants or Right Outstanding, Forfeited/Expired, Weighted Average Remaining Contractual Life (Years)		0 years
Class of Warrants or Right Outstanding and Exercisable, Number, End of Period	43,566,828	49,065,768	(5,498,940)
Class of Warrants or Right Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years), End of Period	0 years 11 months 1 day	1 year 5 months 19 days	0 years
Maximum [Member]
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, Beginning of Period		$ 2.39
Class of Warrants or Right Outstanding, Grants in Period, Exercise Price		$ 0.95
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, End of Period	$ 0.95	$ 2.39	$ 2.39
Minimum [Member]
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, Beginning of Period		$ 0.75
Class of Warrants or Right Outstanding, Grants in Period, Exercise Price		$ 0.80
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, End of Period	$ 0.75	$ 0.75	$ 0.75